MUTUAL FUND SERIES TRUST

Catalyst Insider Income Fund (“Insider Income Fund”) Class A: IIXAX Class C: IIXCX Class I: IIXIX
Catalyst/SMH High Income Fund (“High Income Fund”) Class A: HIIFX Class C: HIICX Class I: HIIIX
Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”) Class A: TRIFX Class C: TRICX Class I: TRIIX

(each a “Fund” and collectively the “Funds”)

August 7, 2026

The information in this Supplement amends certain information contained in the currently effective Prospectus for the Funds, dated November 1, 2025, as supplemented, and should be read in conjunction with such Prospectus.

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Effective August 1, 2026, Larry Holzenthaler Jr., Senior Portfolio Manager of Catalyst Capital Advisors LLC (the “Advisor”), is a Portfolio Manager of the Insider Income Fund. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Advisor, and Charles Ashley, Portfolio Manager of the Advisor, continue to serve as portfolio managers of the Insider Income Fund. Messrs. Miller, Ashley and Holzenthaler are jointly and primarily responsible for the day-to-day management of the Insider Income Fund’s portfolio.

Also effective August 1, 2026, Mr. Holzenthaler Jr. is a Portfolio Manager of the High Income Fund and the Total Return Income Fund. Dwayne Moyers, President, Chief Investment Officer and Senior Portfolio Manager of SMH Capital Advisors, LLC (the “Sub-Advisor”), Lisa Haley, Vice President, Chief Compliance Officer, Chief Operations Officer and Assistant Portfolio Manager of the Sub-Advisor, and Brandon Allred, Portfolio Manager of the Sub-Advisor, continue to serve as portfolio managers of the High Income Fund and Total Return Income Fund. Mr. Moyers, Ms. Haley, Mr. Allred and Mr. Holzenthaler are jointly and primarily responsible for the day-to-day management of the High Income Fund’s and Total Return Income Fund’s portfolios.

Accordingly, all information contained in the Funds’ Prospectus regarding the portfolio managers of each Fund is hereby revised to reflect the addition of Mr. Holzenthaler as a Portfolio Manager of such Funds, as set forth below.

1) The sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst Insider Income Fund - Portfolio Managers” are deleted and replaced with the following:

Portfolio Managers: David Miller, Chief Investment Officer and Senior Portfolio Manager of the Advisor; Charles Ashley, Portfolio Manager of the Advisor; and Larry Holzenthaler Jr., Senior Portfolio Manager of the Advisor, serve as the Fund’s portfolio managers. Messrs. Miller, Ashley and Holzenthaler are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Miller has served the Fund in this capacity since the Fund commenced operations in 2014. Mr. Ashley has served the Fund in this capacity since November 2017. Mr. Holzenthaler has served the Fund in this capacity since August 2026.

2) The sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst/SMH High Income Fund – Portfolio Managers” are deleted and replaced with the following:

Portfolio Managers: Dwayne Moyers, President, Chief Investment Officer and Senior Portfolio Manager of the Sub-Advisor; Lisa Haley, Vice President, Chief Compliance Officer, Chief Operations Officer and Assistant Portfolio Manager of the Sub-Advisor; Brandon Allred, Portfolio Manager of the Sub-Advisor; and Larry Holzenthaler Jr., Senior Portfolio Manager of the Advisor, serve as the Fund’s portfolio managers. Mr. Moyers, Ms. Haley, Mr. Allred and Mr. Holzenthaler are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Moyers has served the Fund in this capacity since the Fund commenced operations in 2008. Ms. Haley has served the Fund in this capacity since 2023. Mr. Allred has served the Fund in this capacity since 2025. Mr. Holzenthaler has served the Fund in this capacity since 2026.

3) The sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst/SMH Total Return Income Fund - Portfolio Managers” are deleted and replaced with the following:

Portfolio Managers: Dwayne Moyers, President, Chief Investment Officer and Senior Portfolio Manager of the Sub-Advisor; Lisa Haley, Vice President, Chief Compliance Officer, Chief Operations Officer and Assistant Portfolio Manager of the Sub-Advisor; Brandon Allred, Portfolio Manager of the Sub-Advisor; and Larry Holzenthaler Jr., Senior Portfolio Manager of the Advisor, serve as the Fund’s portfolio managers. Mr. Moyers, Ms. Haley, Mr. Allred and Mr. Holzenthaler are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Moyers has served the Fund in this capacity since the Fund commenced operations in 2008. Ms. Haley has served the Fund in this capacity since 2023. Mr. Allred has served the Fund in this capacity since 2025. Mr. Holzenthaler has served the Fund in this capacity since 2026.

4) The first paragraph under the section of the Funds’ Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Managers: Catalyst Insider Income Fund” is deleted and replaced with the following:

David Miller, Charles Ashley and Larry Holzenthaler are primarily and jointly responsible for the day-to-day management of the Fund’s portfolio.

5) The first paragraph under the section of the Funds’ Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Managers: Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund” is deleted and replaced with the following:

Dwayne Moyers, Lisa Haley, Brandon Allred and Larry Holzenthaler are primarily and jointly responsible for the day-to-day management of the Funds.

6) The following information is added under the sections of the Funds’ Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Managers: Catalyst Insider Income Fund” and “MANAGEMENT OF THE FUNDS - Portfolio Managers: Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund”:

Larry Holzenthaler Jr. –Senior Portfolio Manager of the Advisor

Larry Holzenthaler Jr. has served as a Senior Portfolio Manager of the Advisor since August 2026. From 2023 to August 2026, Mr. Holzenthaler was a Portfolio Manager and Senior Alternatives Strategist for First Eagle Alternative Credit (“First Eagle”), where he was responsible for investments across liquid and private credit, including direct lending and asset-based lending. Prior to joining First Eagle, Mr. Holzenthaler spent roughly 18 years within the Nuveen organization, including serving as a Client Portfolio Manager and Managing Director at Nuveen Asset Management from 2020 to 2023, and previously holding investment strategist and analyst roles at Nuveen affiliate Symphony Asset Management and in Nuveen’s Global Structured Products Group from 2005 to 2020. Mr. Holzenthaler earned a BS in Finance from Arizona State University.

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You should read this Supplement in conjunction with the Prospectus, the Summary Prospectus for your Fund, and the Statement of Additional Information for the Funds, each dated November 1, 2025, as supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-866-447-4228 or by writing to Catalyst Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst Insider Income Fund (“Insider Income Fund”) Class A: IIXAX Class C: IIXCX Class I: IIXIX
Catalyst/SMH High Income Fund (“High Income Fund”) Class A: HIIFX Class C: HIICX Class I: HIIIX
Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”) Class A: TRIFX Class C: TRICX Class I: TRIIX

(each a “Fund” and collectively the “Funds”)

August 7, 2026

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2025.

______________________________________________________________________________

Effective August 1, 2026, Larry Holzenthaler Jr., Senior Portfolio Manager of Catalyst Capital Advisors LLC (the “Advisor”), is a Portfolio Manager of the Insider Income Fund. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Advisor, and Charles Ashley, Portfolio Manager of the Advisor, continue to serve as portfolio managers of the Insider Income Fund. Messrs. Miller, Ashley and Holzenthaler are jointly and primarily responsible for the day-to-day management of the Insider Income Fund’s portfolio.

Also effective August 1, 2026, Mr. Holzenthaler Jr. is a Portfolio Manager of the High Income Fund and the Total Return Income Fund. Dwayne Moyers, President, Chief Investment Officer and Senior Portfolio Manager of SMH Capital Advisors, LLC (the “Sub-Advisor”), Lisa Haley, Vice President, Chief Compliance Officer, Chief Operations Officer and Assistant Portfolio Manager of the Sub-Advisor, and Brandon Allred, Portfolio Manager of the Sub-Advisor, continue to serve as portfolio managers of the High Income Fund and the Total Return Income Fund. Mr. Moyers, Ms. Haley, Mr. Allred and Mr. Holzenthaler are jointly and primarily responsible for the day-to-day management of the High Income Fund’s and Total Return Income Fund’s portfolios.

Accordingly, all information contained in the Funds’ SAI regarding the Portfolio Managers of each Fund is hereby revised to reflect the addition of Mr. Holzenthaler as a Portfolio Manager of such Fund as set forth below.

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1) The paragraph under the section of the Funds’ SAI entitled “ADVISOR AND SUB-ADVISORS - Portfolio Managers –Insider Income Fund” is deleted and replaced with the following:

Subject to the oversight and approval of the Advisor, David Miller, Charles Ashley and Larry Holzenthaler Jr. serve as the Insider Income Fund's portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio. Mr. Miller’s compensation from the Advisor is based on a percentage of the overall profits of the Advisor. He is also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor’s business. Mr. Miller and Mr. Ashley also participate in a pension plan. Mr. Ashley’s compensation from the Advisor is a fixed base salary and a discretionary bonus at the Advisor’s discretion. Mr. Holzenthaler’s compensation from the Advisor is a fixed base salary and a discretionary bonus at the Advisor’s discretion.

2) The paragraph under the section of the Funds’ SAI entitled “ADVISOR AND SUB-ADVISORS - Portfolio Managers – High Income Fund and Total Return Income Fund” is deleted and replaced with the following:

Subject to the oversight and approval of the Advisor, Dwayne Moyers, Lisa Haley, Brandon Allred and Larry Holzenthaler Jr. serve as the High Income Fund’s and Total Return Income Fund's portfolio managers and are responsible for the day-to-day management of the each Fund’s respective portfolio. Mr. Moyers’ income is based on the profitability of SMH Capital Advisors LLC and affiliated entities. Ms. Haley’s compensation is based on a salary plus discretionary bonus, and Mr. Allred receives hourly compensation. Mr. Holzenthaler’s compensation from the Advisor is a fixed base salary and a discretionary bonus at the Advisor’s discretion.

3) The following information is added to the section of the Funds’ SAI entitled “ADVISOR AND SUB-ADVISORS - Portfolio Managers’ Other Accounts Managed – All Funds”:

As of July 31, 2026, the number of, and total assets in, all registered investment companies, other pooled investment vehicles, and other accounts overseen by Larry Holzenthaler are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
Larry Holzenthaler	0	$0	0	$0	0	$0

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The following table shows the dollar range of equity securities of the Fund beneficially owned by Larry Holzenthaler as of July 31, 2026.

Larry Holzenthaler	Insider Income Fund High Income Fund Total Return Income Fund	None None None

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You should read this Supplement in conjunction with the Prospectus, the Summary Prospectus for each Fund, and the Statement of Additional Information for the Funds, each dated November 1, 2025, as supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-866-447-4228 or by writing to Catalyst Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

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